Guaranteed Benefit Features - Separate Accounts by Investment Type (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed Income Securities [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	$ 8,100.0	$ 8,300.0
Equity funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	34,084.4	31,287.0
Bond funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	5,186.4	6,058.4
Balanced funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	5,438.2	4,794.7
Money market funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	812.3	948.9
Other
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	141.2	140.8
Equity securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	$ 45,662.5	$ 43,229.8